SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT (NO. 33-8553)
UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 44	[X]
and

It is proposed that this filing will become effective (check appropriate box)
[ ] immediately upon filing pursuant to paragraph (b)
[X] on December 13, 2011, pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 46	[X]

VANGUARD QUANTITATIVE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)

Registrant’s Telephone Number (610) 669-1000

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 13th day of December 2011.

VANGUARD QUANTITATIVE FUNDS

BY:_________/s/ F. William McNabb III*____________

F. William McNabb III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ F. William McNabb III*	Chairman and Chief Executive	December 13, 2011
Officer
F. William McNabb
/s/ Emerson U. Fullwood*	Trustee	December 13, 2011
Emerson U. Fullwood
/s/ Rajiv L. Gupta*	Trustee	December 13, 2011
Rajiv L. Gupta
/s/ Amy Gutmann*	Trustee	December 13, 2011
Amy Gutmann
/s/ JoAnn Heffernan Heisen*	Trustee	December 13, 2011
JoAnn Heffernan Heisen
/s/ F. Joseph Loughrey*	Trustee	December 13, 2011
F. Joseph Loughrey
/s/ André F. Perold*	Trustee	December 13, 2011
André F. Perold
/s/ Alfred M. Rankin, Jr.*	Trustee	December 13, 2011
Alfred M. Rankin, Jr.
/s/ Peter F. Volanakis*	Trustee	December 13, 2011
Peter F. Volanakis
/s/ Thomas J. Higgins*	Chief Financial Officer	December 13, 2011
Thomas J. Higgins

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see File Number 33-23444, Incorporated by Reference.

INDEX TO EXHIBITS

XBRL Instance Document	Ex-101.INS
XBRL Taxonomy Extension Schema Document	Ex-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document.	Ex-101.DEF
XBRL Taxonomy Extension Labels Linkbase Documen	Ex-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.PRE